Regulatory Changes - Schedule of New and Revised Standards and Interpretations Issued and Not Yet Effective (Details)	12 Months Ended
Dec. 31, 2024
IFRS 18 [Member]
Regulatory Changes - Schedule of New and Revised Standards and Interpretations Issued and Not Yet Effective (Details) [Line Items]
Description	This standard replaces IAS 1 - Presentation of Financial Statements, transferring many of its requirements without any changes. It aims to help investors analyze companies’ financial performance by providing more transparent and comparable information to make better investment decisions. It introduces three sets of new requirements: a. Improving comparability of the income statement: There is currently no specific structure for the income statement. Companies choose the subtotals they want to include, reporting an operating result, but the way it is calculated varies from company to company, which reduces comparability. The standard introduces three defined categories of income and expenses (operating, investing and financing) to improve the structure of the income statement, and requires all companies to present new defined subtotals. b. Increased transparency of management-defined performance measures: Most companies do not provide enough information for investors to understand how performance measures are calculated and how they relate to subtotals on the income statement. The standard requires companies to disclose explanations for specific measures related to the income statement, called management-defined performance measures. c. More useful grouping of information in financial statements: Investors’ analysis of results is hampered if the information disclosed is too summarized or detailed. The standard provides more detailed guidance on how to organize the information and its inclusion in the main financial statements or in the notes.
Impact	It is estimated that there will be no significant impact on the application of this IFRS.
IFRS 19 [Member]
Regulatory Changes - Schedule of New and Revised Standards and Interpretations Issued and Not Yet Effective (Details) [Line Items]
Description	It simplifies reporting systems and processes for companies, reducing the costs of preparing financial statements for subsidiaries while maintaining the usefulness of those financial statements for their users. Subsidiaries that apply IFRS for SMEs or national accounting standards when preparing their financial statements often have two sets of accounting records because the requirements of these Standards differ from those of IFRS Accounting Standards. This standard will address these challenges by: - Allowing subsidiaries to have a single set of accounting records to meet the needs of both their parent and users of their financial statements. - Reducing disclosure requirements and tailoring them to the needs of users of their financial statements. A subsidiary applies IFRS 19 if and only if: a. It is not publicly accountable (generally speaking, it is not publicly traded and is not a financial institution); and b. The subsidiary’s intermediate or ultimate parent produces consolidated financial statements that are available for public use and that comply with IFRS Accounting Standards.
Impact	It is estimated that there will be no significant impact on the application of this IFRS.
IFRS 9 & IFRS 7 [Member]
Regulatory Changes - Schedule of New and Revised Standards and Interpretations Issued and Not Yet Effective (Details) [Line Items]
Description	This Amendment clarifies the classification of financial assets with environmental, social and corporate governance and similar characteristics. Based on the characteristics of contractual cash flows, there is confusion as to whether these assets are measured at amortized cost or fair value. With these amendments, the IASB has introduced additional disclosure requirements to improve transparency for investors regarding investments in equity instruments designated at fair value through other financial instruments and comprehensive income with contingent characteristics; for example, aspects linked to environmental, social and corporate governance issues. Additionally, these Amendments clarify the derecognition requirements for the settlement of financial assets or liabilities through electronic payment systems. The amendments clarify the date on which a financial asset or liability is derecognized. The IASB also developed an accounting policy that allows a financial liability to be derecognized before cash is delivered on the settlement date if the following criteria are met: (a) the entity does not have the ability to withdraw, stop or cancel payment instructions; (b) the entity does not have the ability to access the cash to be used for the payment instruction; and (c) there is no significant risk with the electronic payment system.
Impact	It is estimated that there will be no significant impacts from the application of these amendments.
IFRS S1 [Member]
Regulatory Changes - Schedule of New and Revised Standards and Interpretations Issued and Not Yet Effective (Details) [Line Items]
Description	The objective of IFRS S1 – General requirements for sustainability-related financial reporting is to require an entity to disclose information about all sustainability-related risks and opportunities that could reasonably be expected to affect the entity’s cash flows, access to finance or cost of capital in the short, medium or long term. These risks and opportunities are collectively referred to as “sustainability-related risks and opportunities that could reasonably be expected to affect the entity’s prospects”. The information is expected to be useful to the primary users of general-purpose financial reporting when making decisions related to providing resources to the entity.
Impact	Management is currently assessing the impacts of applying this IFRS.
IFRS S2 [Member]
Regulatory Changes - Schedule of New and Revised Standards and Interpretations Issued and Not Yet Effective (Details) [Line Items]
Description	The objective of IFRS S2 – Climate-related Disclosures is to require an entity to disclose information about all climate-related risks and opportunities that could reasonably be expected to affect the entity’s cash flows, access to finance or cost of capital in the short, medium or long term (collectively referred to as “climate information”). The information is expected to be useful to primary users of general-purpose financial reports when making decisions related to the provision of resources to the entity.
Impact	Management is currently assessing the impacts of applying this IFRS.
Lack of Exchangeability [member]
Regulatory Changes - Schedule of New and Revised Standards and Interpretations Issued and Not Yet Effective (Details) [Line Items]
Description	This Amendment, which amends IAS 21 – Effects of Changes in Foreign Exchange Rates, aims to establish the accounting requirements for when one currency is not interchangeable with another currency, indicating the exchange rate to be used and the information to be disclosed in the financial statements. The Amendment will allow companies to provide more useful information in their financial statements and will help investors by addressing an issue not previously covered in the accounting requirements for the effects of changes in foreign exchange rates.
Impact	It is estimated that there will be no significant impacts from the application of this amendment.
IFRSs [member]
Regulatory Changes - Schedule of New and Revised Standards and Interpretations Issued and Not Yet Effective (Details) [Line Items]
Description	This document issues several minor amendments to the following standards: IFRS 1 First-time Adoption, IFRS 7 Financial Instruments: Disclosures, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements and IAS 7 Statement of Cash Flows. The amendments issued include clarifications, precisions regarding cross-referencing of standards and obsolete referencing, changes in normative exemplifications and changes in certain wordings of some paragraphs; the above is intended to improve the comprehensibility of said standards and avoid ambiguities in their interpretation.
Impact	It is estimated that there will be no significant impacts from the application of these improvements.
IFRS 9 & IFRS 7 [Member]
Regulatory Changes - Schedule of New and Revised Standards and Interpretations Issued and Not Yet Effective (Details) [Line Items]
Description	In this amendment, the IASB makes some changes to the disclosures that must be made by companies that use nature-dependent electricity contracts as hedging instruments. Among the most relevant aspects of this amendment are: - Clarifying the application of the own-use requirements. - Allowing hedge accounting when these contracts are used as hedging instruments. - Adding new disclosure requirements that allow investors to understand the effect of these contracts on a company’s financial performance and cash flows.
Impact	It is estimated that there will be no significant impacts from the application of these amendments.